Financial risk management and fair values - Credit risk (Details) - debtor	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure
Percentage of total trade receivables due from the Group's five largest debtors	32.00%	35.00%
Number of Group's largest debtors	5	5
Period of past due that debtors are requested to settle before any further credit is granted	6 months
Minimum
Disclosure of credit risk exposure
Instalments within the periods ranging	18 months
Period of other trade receivables is due	30 days
Maximum
Disclosure of credit risk exposure
Instalments within the periods ranging	38 months
Period of other trade receivables is due	180 days